Plant and Equipment - Schedule of Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cost, Beginning balance	$ 614,668
Cost, Additions during the year	11,173
Cost, Disposals during the year	(622,738)
Cost, Effects of currency translation	148
Cost, Ending balance	3,251
Accumulated depreciation, Beginning balance	247,184
Accumulated depreciation, Depreciation during the year	142,219
Accumulated depreciation, Disposals during the year	(387,519)
Accumulated depreciation, Effects of currency translation	131
Accumulated depreciation, Ending balance	2,015
Net book value	1,236	$ 367,484
Computer Equipment [Member]
Cost, Beginning balance	368
Cost, Additions during the year	382
Cost, Disposals during the year
Cost, Effects of currency translation	26
Cost, Ending balance	776
Accumulated depreciation, Beginning balance
Accumulated depreciation, Depreciation during the year	212
Accumulated depreciation, Disposals during the year
Accumulated depreciation, Effects of currency translation	15
Accumulated depreciation, Ending balance	227
Net book value	549	368
Furniture and Fittings [Member]
Cost, Beginning balance	651
Cost, Additions during the year	560
Cost, Disposals during the year
Cost, Effects of currency translation	45
Cost, Ending balance	1,256
Accumulated depreciation, Beginning balance	374
Accumulated depreciation, Depreciation during the year	331
Accumulated depreciation, Disposals during the year
Accumulated depreciation, Effects of currency translation	49
Accumulated depreciation, Ending balance	754
Net book value	502	277
Office Equipment [Member]
Cost, Beginning balance	1,142
Cost, Additions during the year
Cost, Disposals during the year
Cost, Effects of currency translation	77
Cost, Ending balance	1,219
Accumulated depreciation, Beginning balance	588
Accumulated depreciation, Depreciation during the year	379
Accumulated depreciation, Disposals during the year
Accumulated depreciation, Effects of currency translation	67
Accumulated depreciation, Ending balance	1,034
Net book value	185	554
Leasehold Improvement [Member]
Cost, Beginning balance	612,507
Cost, Additions during the year	10,231
Cost, Disposals during the year	(622,738)
Cost, Effects of currency translation
Cost, Ending balance
Accumulated depreciation, Beginning balance	246,222
Accumulated depreciation, Depreciation during the year	141,297
Accumulated depreciation, Disposals during the year	(387,519)
Accumulated depreciation, Effects of currency translation
Accumulated depreciation, Ending balance
Net book value		$ 366,285